Trade Receivables, Net - Schedule of Trade Receivables (Details) - Trade Receivables [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade Receivables [Line Items]
Receivable from related parties	$ 184,381	$ 444,082
Receivable from others	3,281,806	3,367,494
Less: allowance for doubtful debts (expected credit loss)	(113,732)	(129,274)
Total receivables	$ 3,352,455	$ 3,682,302